Short-Term Debt and Credit Agreements (Commercial Paper, Bank Loans and Letters of Credit Outstanding) (Parenthetical) (Detail) - USD ($)	Dec. 31, 2018		Oct. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Facility Limit	$ 6,000,000,000	[1]			$ 5,500,000,000
Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	6,000,000,000	[2]			5,500,000,000
Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	1,500,000,000	[3]			$ 1,500,000,000
Six Billion Joint Revolving Credit Facility
Line of Credit Facility [Line Items]
Facility Limit				$ 6,000,000,000.0
Six Billion Joint Revolving Credit Facility | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	1,500,000,000			6,000,000,000.0
Six Billion Joint Revolving Credit Facility | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	6,000,000,000.0
Credit Facility One Point Five Billion [Member] | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	1,500,000,000			1,500,000,000
Letter of Credit
Line of Credit Facility [Line Items]
Facility Limit				250,000,000
Letter of Credit | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	1,500,000,000		$ 21,000,000	$ 250,000,000
Letter of Credit | Six Billion Joint Revolving Credit Facility
Line of Credit Facility [Line Items]
Facility Limit	2,000,000,000.0
Line of Credit | Credit Facility One Point Five Billion [Member] | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	750,000,000
Commercial Paper
Line of Credit Facility [Line Items]
Facility Limit	2,000,000,000.0
Commercial Paper | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	$ 2,000,000,000.0
Commercial Paper | 5 Billion, 500 Million And 6 Billion joint Revolving Credit Facilities [Member]
Line of Credit Facility [Line Items]
Weighted-average percentage interest rates	2.93%				1.61%
Commercial Paper | 5 Billion, 500 Million And 6 Billion joint Revolving Credit Facilities [Member] | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Weighted-average percentage interest rates	2.94%				1.65%
Commercial Paper | 1 Billion, 500 Million And 1.5 Billion Joint Revolving Credit Facilities [Member] | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Weighted-average percentage interest rates	2.58%				1.57%

[1]	This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.